FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS
NOTE 3 – FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS

The following financial instruments were issued and became outstanding in connection with the Transactions:

a.	Underwriters Promissory Note

Prior to the Closing, Moringa reached agreement with EarlyBird Capital, Inc. (“EarlyBird”), which served as the underwriter for Moringa’s initial public offering (“IPO”), on the reduction, to $1,600, in the aggregate, of the fee payable to EarlyBird under the Marketing Agreement entered into by Moringa with EarlyBird at the time of Moringa’s IPO. At the Closing, Moringa paid $350 of cash to EarlyBird from its trust account and Silexion issued to EarlyBird a convertible promissory note, due December 31, 2025, in an amount of $1,250 to be paid by Silexion to EarlyBird in cash or, at the election of EarlyBird upon maturity, via conversion of outstanding amounts into ordinary shares of Silexion (the “Underwriters Promissory Note”).

The Underwriters Promissory Note bore interest at a rate of 6% per annum and was to mature on December 31, 2025. Silexion was required to make mandatory prepayments on the note in amounts equal to 10% of the gross proceeds received by Silexion from any equity financing consummated by it prior to the maturity date.

As of December 31, 2024, the Company repaid $250 of the principal amount of the Underwriters Promissory Note as required in connection with its equity financing activities under the ELOC Agreement; see Note 3(d).
During January 2025, the Company repaid $158 of the principal amount of the Underwriters Promissory Note.

On March 13, 2025, the Company entered into a letter agreement with EarlyBird, under which the remaining $880 of outstanding principal amount and accrued interest under the Underwriters Promissory Note was extinguished in exchange for a cash payment by the Company (including accrued interest) of $551 and the Company’s issuance to EarlyBird of 1,852 ordinary shares.

b.	Sponsor/Related Party Promissory Note

Effective as of the Closing, Silexion issued to the Sponsor in replacement in their entirety of all previously existing promissory notes issued by Moringa to the Sponsor from its IPO until the Closing, an amended and restated promissory note (the “Related Party Promissory Note”, and, together with the Underwriters Promissory Note, the “Promissory Notes”) in an amount of $3,433. This reflected the total amount owed by Moringa to the Sponsor through the Closing Date. The maturity date of the Related Party Promissory Note is the 30-month anniversary of the Closing Date (i.e., February 15, 2027). Amounts outstanding under the Related Party Promissory Note may be repaid (unless otherwise decided by Silexion) only by way of conversion into Silexion ordinary shares (“Note Shares”). Silexion and the Sponsor may also convert amounts outstanding under the Related Party Promissory Note at the price per share at which Silexion conducts an equity financing following the Closing, subject to a minimum conversion amount of $100, in an amount of Note Shares constituting up to thirty percent (30%) of the number of Silexion ordinary shares issued and sold by Silexion in such equity financing. The Sponsor may also elect to convert amounts of principal outstanding under the note into Silexion ordinary shares at any time following the 24-month anniversary of the Closing Date, subject to a minimum conversion of $10, at a price per share equal to the volume weighted average price of the Silexion ordinary shares on the principal market on which they are traded during the 20 consecutive trading days prior to the conversion date.

On September 15, 2025, as part of its public offering (see Note 8(a)), the Company converted $1,800 of the Related Party Promissory Note into 45,000 ordinary shares at a fair value of $1,624. The converted amount represented 30% of the funds raised by the Company in its September 2025 public offering, in accordance with the Company’s conversion right under the Related Party Promissory Note.

As of December 31, 2025, $1,633 of the Related Party Promissory Note’s principal amount remained outstanding.

c.	PIPE Financing

In connection with, and immediately prior to the Closing of the Transactions, Moringa raised $2,000 via a private investment in public entity financing (the “PIPE Financing”), whereby Moringa sold to Greenstar, LP, an affiliate of the Moringa Sponsor (the “PIPE Investor”), 148 newly issued Moringa ordinary shares at a price of $13,500.00 per share, pursuant to a subscription agreement, dated as of August 15, 2024, by and among Moringa, Silexion and the PIPE Investor (the “PIPE Agreement”). Those 148 shares were automatically converted upon the Closing of the Transactions into an equivalent number of Silexion ordinary shares (the “PIPE Shares”).

d.	ELOC Financing

In connection with the Closing, Silexion entered into an ordinary share purchase agreement, effective as of the Closing Date (the “ELOC Agreement”), for an equity line of credit (the “ELOC”) with White Lion Capital, LLC (the “ELOC Investor”), whereby Silexion was able to request to sell to the ELOC Investor, and the ELOC Investor was required to purchase, via private placement transactions, up to $15,000 of Silexion ordinary shares from time to time after the Closing, up until December 31, 2025.

During the year ended December 31, 2024, the Company sold 4,820 ordinary shares under the ELOC at an average price of $633 per share, net of fees of approximately $20. The net proceeds from those sales were $3,054. During the year ended December 31, 2025, the Company did not make any sales under the ELOC. For further information see Note 12(b).

e.	SPAC Warrants

On the Closing Date, Moringa, Silexion and Continental Stock Transfer & Trust Company (“CST”) entered into a certain Assignment, Assumption and Amendment Agreement (the “New Warrant Agreement”). The New Warrant Agreement amended Moringa’s Warrant Agreement, dated as of February 19, 2021, to provide for the assignment by Moringa of all its rights, title and interest in the warrants of Moringa to Silexion.

Upon Closing, Silexion assumed 4,260 warrants sold by Moringa in its IPO (“Public Warrants”) and 141 warrants sold by Moringa to the Sponsor and EarlyBird concurrently with its IPO (the “Private Warrants”, and together with the Public Warrants, the “Warrants”). Each such Warrant entitles the holder thereof to purchase one ordinary share of Silexion at a price of $15,525 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. Each Warrant became exercisable 30 days after the Closing and will expire five years after the Closing Date, or earlier upon liquidation of the Company.

Once the Public Warrants became exercisable, the Company is permitted to redeem them in whole and not in part at a price of $13.5 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s ordinary shares equals or exceeds $24,300.00 per share (as adjusted) for any 20 trading days within any 30-trading day period, beginning on the 30th day after the Closing and ending on the third trading day prior to the date on which the Company sends a notice of redemption to the Public Warrant holders. Following the Closing through December 31, 2025, the Company’s ordinary shares have not yet traded at the requisite price so as to enable the Company to redeem any Public Warrants.

The Private Warrants are identical to the Public Warrants except that, for so long as they are held by the Sponsor, EarlyBird or their respective affiliates, the Private Warrants: (1) are not redeemable by the Company; (2) could not (subject to certain limited exceptions), be transferred, assigned or sold by the holders thereof until 30 days after the Closing; (3) may be exercised by the holders thereof on a cashless basis; and (4) are entitled to registration rights.

The Company recognized a net liability in respect of the Private Warrants, measured at fair value through profit or loss, from the Transactions (see also Note 2(k)). As such, transaction costs related to the Transactions were expensed as incurred. Public Warrants meet the criteria for equity classification and are recognized as equity.